Long-Term Debt (Future Minimum Capital Lease Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Capital Leases, Future Minimum Payments Year 1	$ 588
Capital Leases, Future Minimum Payments Year 2	617
Capital Leases, Future Minimum Payments Year 3	650
Capital Leases, Future Minimum Payments Year 4	683
Capital Leases, Future Minimum Payments Year 5	718
Capital Leases, Future Minimum Payments Thereafter	4,082
Capital Leases, Future Minimum Payments Due	7,338
Capital Lease Payments, Amount Representing Interest	2,449
Minimum Capital Lease Obligations, net of interest	$ 4,889